Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets [Abstract]
Prepayment of advertising fees	$ 2,983	$ 492,672
Advertising deposit	35,199	172,985
Advances to suppliers	1,292,023	701,033
VAT refund receivable	460,410	174,542
Interest receivable	36	237,013	[1]
Prepayment of office rental	193,060	524,805
Advances to Yinglibao	170,613	582,440
Advances to employees	793,802	747,000
NCI receivable	378,204
Advances to consulting service fees	86,876	171,052
Insurance receivable (Note 23)	2,760	3,000,000
Consideration receivable	77,457	166,907
Other current assets	704,878	1,270,593
Total	$ 4,198,301	$ 8,241,042

[1]	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest receivable derived from the held-to-maturity securities purchased by the Group. Due to the compliance requirement and our strategy, the Group terminated the purchase of Qiribao starting on April 10, 2017, all the held-to-maturity securities was redeemed by the end of December 31, 2017.